Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
Organization and Description of Business
Description of Business
Castlight Health Inc. (the “Company”) offers a health benefits platform that engages employees to make better health care decisions and enables employers to communicate and measure their benefit programs. The Company provides a simple, personalized, and powerful way for employees to shop for and manage their health care. At the same time, the Company enables employers to understand their employees’ needs and guide them to the right care, right providers and right programs at the right time. The Company’s comprehensive technology offering aggregates complex, large-scale data and applies sophisticated analytics to make health care data transparent and useful. The Company was incorporated in the State of Delaware in January 2008. The Company’s principal executive offices are located in San Francisco, California.

Organization and Description of Business
Description of Business
Castlight offers a health benefits platform that engages employees to make better health care decisions and enables employers to communicate and measure their benefit programs. We provide a simple, personalized, and powerful way for employees to shop for and manage their health care. At the same time, we enable employers to understand their employees’ needs and guide them to the right care, right providers and right programs at the right time. Our comprehensive technology offering aggregates complex, large-scale data and applies sophisticated analytics to make health care data transparent and useful. We were incorporated in the State of Delaware in January 2008. Our principal executive offices are located in San Francisco, California.
Initial Public Offering
On March 19, 2014, we completed our initial public offering (IPO), in which we sold 12.8 million shares of Class B common stock at a price to the public of $16.00 per share. The aggregate offering price for shares sold in the offering was approximately $204.2 million. We raised approximately $185.6 million in net proceeds from the offering, after deducting underwriter discounts and commissions of approximately $14.3 million and other offering expenses of approximately $4.3 million.